Note 7 - Accrued Expenses - Accrued Expenses (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current	$ 1,103,340	$ 911,210	$ 1,629,218
Professional Services [Member]
Accrued Liabilities, Current	169,510	263,928	427,932
Payroll and Related [Member]
Accrued Liabilities, Current	394,598	294,006	551,448
Property and Equipment [Member]
Accrued Liabilities, Current	286,657	118,139	176,614
Network [Member]
Accrued Liabilities, Current	175,168	92,645	133,544
Other Accrued Liabilities [Member]
Accrued Liabilities, Current	$ 77,407	$ 142,492	$ 339,680